INTEREST BEARING LOANS AND BORROWINGS - Short-term loans and borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short-term loans and borrowings
Outstanding short-term borrowings		¥ 9,331,488	¥ 500,000
Bank and other loans, current		21,238,166	39,348,100
Gold leasing arrangements		7,018,609	1,607,905
Current portion of lease liabilities		1,358,654
Current portion of finance lease payables			2,328,358
Current portion of medium-term notes			396,727
Current portion of long-term bank and other loans		3,339,687	3,384,400
Interest-bearing loans and borrowings	$ 6,074,090	42,286,604	47,565,490
JPY
Short-term loans and borrowings
Interest-bearing loans and borrowings		17,000	19,000
USD
Short-term loans and borrowings
Interest-bearing loans and borrowings		4,006,000	3,984,000
Secured
Short-term loans and borrowings
Bank and other loans, current		465,000	1,220,680
Guaranteed
Short-term loans and borrowings
Bank and other loans, current			240,000
Unsecured
Short-term loans and borrowings
Bank and other loans, current		¥ 20,773,166	¥ 37,887,420